Other Deductions - Net - Additional Information about Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Intangible assets, fair value	$ 1,060	[1]
Impairment charges	872		851	1,790
Other Expense [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impairment charges	872
In Process Research And Development [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Intangible assets, fair value	54	[1],[2]
Impairment charges	393	[2]	475
Other Intangible Assets [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Intangible assets, fair value	1,006	[1],[2]
Impairment charges	479	[2]
Fair value inputs Level 1 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Intangible assets, fair value	0	[1]
Fair value inputs Level 1 [Member] | In Process Research And Development [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Intangible assets, fair value	0	[1],[2]
Fair value inputs Level 1 [Member] | Other Intangible Assets [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Intangible assets, fair value	0	[1],[2]
Fair value inputs Level 2 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Intangible assets, fair value	0	[1]
Fair value inputs Level 2 [Member] | In Process Research And Development [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Intangible assets, fair value	0	[1],[2]
Fair value inputs Level 2 [Member] | Other Intangible Assets [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Intangible assets, fair value	0	[1],[2]
Fair value inputs Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Intangible assets, fair value	1,060	[1]
Fair value inputs Level 3 [Member] | In Process Research And Development [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Intangible assets, fair value	54	[1],[2]
Fair value inputs Level 3 [Member] | Other Intangible Assets [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Intangible assets, fair value	$ 1,006	[1],[2]

[1]	The fair value amount is presented as of the date of impairment, as these assets are not measured at fair value on a recurring basis. See also Note 1E. Basis of Presentation and Significant Accounting Policies: Fair Value.
[2]	Reflects intangible assets written down to their estimated fair value of $1.1 billion in 2012. The impairment charges of $872 million are included in Other deductions––net. Fair value is determined using the income approach, specifically the multi-period excess earnings method, also known as the discounted cash flow method. We start with a forecast of all the expected net cash flows associated with the asset, which includes the application of a terminal value for indefinite-lived assets, and then we apply an asset-specific discount rate to arrive at a net present value amount. Some of the more significant estimates and assumptions inherent in this approach include: the amount and timing of the projected net cash flows, which includes the expected impact of competitive, legal and/or regulatory forces on the projections and the impact of technological risk associated with IPR&D assets, as well as the selection of a long-term growth rate; the discount rate, which seeks to reflect the various risks inherent in the projected cash flows; and the tax rate, which seeks to incorporate the geographic diversity of the projected cash flows.